CONTRIBUTED EQUITY, Movements in Issued Capital (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in Issued Capital [Abstract]
Opening balance	$ 112,959,638
Issue of shares - share placements	70,919,564	$ 17,088,750
Issue of shares - exercise of options	123,737	1,739,103
Issue of shares - conversion of rights	0	0
Issue of shares - conversion of RSUs	0	0
Issue of shares to consultants		0
Share issue costs	(2,619,570)	(399,425)
Closing balance	$ 194,791,435
Contributed Equity [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	257,244,759
Opening balance	$ 112,959,638	58,764,248
Issue of shares - share placements	70,919,564	17,088,750
Issue of shares - exercise of options	123,737	3,127,752
Issue of shares - conversion of rights	13,059,034	15,059
Issue of shares - conversion of RSUs	349,032	225,735
Conversion of performance shares	0
Issue of shares to consultants		75,000
Share issue costs	$ (2,619,570)	(399,425)
Closing balance (in shares)	315,846,248
Closing balance	$ 194,791,435	$ 78,897,119
Contributed Equity [Member] | Ordinary Shares [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	257,244,759	193,493,973
Issue of shares - share placements (in shares)	34,951,630	21,000,000
Issue of shares - exercise of options (in shares)	900,000	9,331,823
Issue of shares - conversion of rights (in shares)	22,273,335	13,755
Issue of shares - conversion of RSUs (in shares)	476,494	341,461
Conversion of performance shares (in shares)	30
Issue of shares to consultants (in shares)		116,538
Closing balance (in shares)	315,846,248	224,297,550
Contributed Equity [Member] | Class A [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	19,800,000	19,800,000
Issue of shares - share placements (in shares)	0	0
Issue of shares - exercise of options (in shares)	0	0
Issue of shares - conversion of rights (in shares)	0	0
Issue of shares - conversion of RSUs (in shares)	0	0
Conversion of performance shares (in shares)	(19,800,000)
Issue of shares to consultants (in shares)		0
Closing balance (in shares)	0	19,800,000
Contributed Equity [Member] | Class B [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	19,800,000	19,800,000
Issue of shares - share placements (in shares)	0	0
Issue of shares - exercise of options (in shares)	0	0
Issue of shares - conversion of rights (in shares)	0	0
Issue of shares - conversion of RSUs (in shares)	0	0
Conversion of performance shares (in shares)	0
Issue of shares to consultants (in shares)		0
Closing balance (in shares)	19,800,000	19,800,000